Deferred Income Tax - Schedule of Deferred Income Tax Assets from Tax Loss Carryforwards (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Loss carried forward	€ (152,709)	€ (145,351)
Deferred tax assets	40,044	38,137
Corporation Tax Including Solidarity Surcharge [Member]
Statement Line Items [Line Items]
Loss carried forward	134,606	135,415
Deferred tax assets	21,301	21,436
Business Tax [Member]
Statement Line Items [Line Items]
Loss carried forward	118,599	120,692
Deferred tax assets	10,377	10,561
U.S. Corporation Tax [Member]
Statement Line Items [Line Items]
Loss carried forward	32,172	23,616
Deferred tax assets	€ 8,365	€ 6,140